ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2017	2016

Employees and payroll accruals	$776	$969
Institutions and income tax payable	119	177
Accrued expenses	1,591	1,390
Related parties	12	1,220

	$2,498	$3,756